Inventories (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Inventory [Line Items]
Current work in progress	$ 10,562
Current finished goods	560
Inventories	11,122
Held On Consignment
Inventory [Line Items]
Current finished goods	$ 3